DEBT - Assets Pledged and Weighted Average Interest Rate Additional Information (Details) $ in Thousands	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel
Debt Instrument [Line Items]
Number of vessels serving as security | vessel	74	81
Vessels and equipment, net	$ 2,665,785	$ 2,880,321
Weighted average interest rate	2.01%	2.21%
Collateral Pledged
Debt Instrument [Line Items]
Vessels and equipment, net	$ 2,665,800	$ 2,880,300